UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Short Duration High Yield ETF

HYSD | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$23	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$103,584,691
Total number of portfolio holdings	298
Portfolio turnover for the reporting period	12%

Columbia Short Duration High Yield ETF | SSR338_00_(11/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Clearway Energy Operating LLC 03/15/2028 4.750%	1.3%
Cloud Software Group, Inc. 03/31/2029 6.500%	1.1%
EchoStar Corp. 11/30/2029 10.750%	1.1%
DISH Network Corp. 11/15/2027 11.750%	1.0%
Medline Borrower LP 10/01/2029 5.250%	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 02/01/2028 5.000%	1.0%
TransDigm, Inc. 03/01/2029 6.375%	1.0%
NCR Atleos Corp. 04/01/2029 9.500%	1.0%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer 04/15/2028 6.750%	0.9%
OneMain Finance Corp. 05/15/2029 6.625%	0.8%

Asset Allocation

Value	Value
Money Market Funds	1.4%
Senior Loans	0.2%
Corporate Bonds	97.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002605

Columbia Short Duration High Yield ETF | SSR338_00_(11/25) | 2

Columbia U.S. High Yield ETF

NJNK | NYSE Arca, Inc.

Semi-Annual Shareholder Report | September 30, 2025

This semi-annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of April 1, 2025 to September 30, 2025.  You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request this information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$24	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund Statistics

Fund net assets	$32,598,332
Total number of portfolio holdings	470
Portfolio turnover for the reporting period	14%

Columbia U.S. High Yield ETF | SSR339_00_(11/25) | 1

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of the Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund’s portfolio composition is subject to change.

Top Holdings

Medline Borrower LP 10/01/2029 5.250%	0.7%
Venture Global Plaquemines LNG LLC 01/15/2036 6.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
McAfee Corp. 02/15/2030 7.375%	0.6%
XPLR Infrastructure Operating Partners LP 01/15/2029 7.250%	0.5%
EchoStar Corp. 11/30/2029 10.750%	0.5%
Ally Financial, Inc. 01/17/2040 6.646%	0.5%
Venture Global LNG, Inc. 02/01/2032 9.875%	0.5%
OneMain Finance Corp. 03/15/2030 7.875%	0.5%
Frontier Communications Holdings LLC 03/15/2031 8.625%	0.5%

Asset Allocation

Value	Value
Money Market Funds	3.4%
Corporate Bonds	96.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc., LLC (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2025 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002605

Columbia U.S. High Yield ETF | SSR339_00_(11/25) | 2

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF
Semiannual Financial Statements and Additional
Information
September 30, 2025 (Unaudited)
.

Active ETFs | 2025
TABLE OF CONTENTS
Portfolio of Investments 3
Statement of Assets and Liabilities 20
Statement of Operations 21
Statement of Changes in Net Assets 22
Financial Highlights 23
Notes to Financial Statements 25
Approval of Investment Management Services Agreement 32

PORTFOLIO OF INVESTMENTS
Columbia Short Duration High Yield ETF
September 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 3
Corporate Bonds 97.0%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 2.3%
Axon Enterprise, Inc.
6.125%, 03/15/30
(a)
96,000 98,692
TransDigm, Inc.
4.625%, 01/15/29 253,000 247,835
4.875%, 05/01/29 767,000 755,564
6.375%, 03/01/29
(a)
964,000 986,051
6.750%, 08/15/28
(a)
242,000 246,898
Total 2,335,040
Airlines 0.9%
American Airlines, Inc.
8.500%, 05/15/29
(a)
526,000 548,717
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
24,750 24,762
5.750%, 04/20/29
(a)
332,000 333,331
Total 906,810
Automotive 2.8%
American Axle & Manufacturing, Inc.
5.000%, 10/01/29 104,000 98,814
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
341,000 348,663
6.750%, 02/15/30
(a)
288,000 297,747
IHO Verwaltungs GMBH
6.375%, 05/15/29
(a),(b)
554,000 557,593
Nissan Motor Acceptance Co. LLC
2.450%, 09/15/28
(a)
144,000 132,186
6.125%, 09/30/30
(a)
109,000 109,052
Nissan Motor Co. Ltd.
7.500%, 07/17/30
(a)
360,000 377,982
ZF North America Capital, Inc.
6.750%, 04/23/30
(a)
629,000 613,936
6.875%, 04/14/28
(a)
399,000 403,944
Total 2,939,917
Brokerage/Asset Managers/Exchanges 1.1%
AG Issuer LLC
6.250%, 03/01/28
(a)
513,000 514,030
Aretec Group, Inc.
7.500%, 04/01/29
(a)
255,000 256,331
10.000%, 08/15/30
(a)
340,000 370,949
Total 1,141,310
Building Materials 2.2%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29
(a)
320,000 303,454
Interface, Inc.
5.500%, 12/01/28
(a)
354,000 353,913
James Hardie International Finance DAC
5.000%, 01/15/28
(a)
747,000 742,158
Standard Industries, Inc.
4.375%, 07/15/30
(a)
63,000 60,417
4.750%, 01/15/28
(a)
498,000 493,903
White Cap Buyer LLC
6.875%, 10/15/28
(a)
351,000 350,997
Total 2,304,842
Cable and Satellite 6.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30
(a)
588,000 564,274
5.000%, 02/01/28
(a)
997,000 987,749
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
5.125%, 05/01/27
(a)
200,000 198,750
5.375%, 06/01/29
(a)
506,000 502,706
DISH Network Corp.
11.750%, 11/15/27
(a)
958,000 1,013,983
EchoStar Corp.
Series ., 10.750%, 11/30/29 997,844 1,097,892
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
517,000 499,830
5.000%, 08/01/27
(a)
396,000 394,144
Virgin Media Finance PLC
5.000%, 07/15/30
(a)
162,000 150,379
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
454,000 448,330
Ziggo BV
4.875%, 01/15/30
(a)
372,000 351,396
Total 6,209,433
Chemicals 4.3%
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B
BV
4.750%, 06/15/27
(a)
148,000 147,311
Celanese US Holdings LLC
6.500%, 04/15/30 341,000 343,286
Element Solutions, Inc.
3.875%, 09/01/28
(a)
155,000 150,426
HB Fuller Co.
4.250%, 10/15/28 416,000 404,488
INEOS Finance PLC
6.750%, 05/15/28
(a)
464,000 455,166
7.500%, 04/15/29
(a)
250,000 244,963
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
497,000 494,078
Ingevity Corp.
3.875%, 11/01/28
(a)
317,000 304,612
Olympus Water US Holding Corp.
4.250%, 10/01/28
(a)
419,000 402,955
9.750%, 11/15/28
(a)
418,000 438,600
SNF Group SACA
3.125%, 03/15/27
(a)
75,000 73,173
Tronox, Inc.
4.625%, 03/15/29
(a)
258,000 168,433
9.125%, 09/30/30
(a)
251,000 245,912
WR Grace Holdings LLC
4.875%, 06/15/27
(a)
230,000 228,627
5.625%, 08/15/29
(a)
383,000 356,324
Total 4,458,354
Construction Machinery 2.2%
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
393,000 392,104
6.625%, 06/15/29
(a)
524,000 538,456
7.000%, 06/15/30
(a)
592,000 614,984
RB Global Holdings, Inc.
6.750%, 03/15/28
(a)
673,000 688,380
Total 2,233,924
Consumer Cyclical Services 2.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco
4 Sarl
4.625%, 06/01/28
(a)
156,000 153,130

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
4 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
685,000 671,276
ASGN, Inc.
4.625%, 05/15/28
(a)
652,000 640,115
Match Group Holdings II LLC
4.125%, 08/01/30
(a)
159,000 150,136
4.625%, 06/01/28
(a)
420,000 412,734
5.625%, 02/15/29
(a)
394,000 393,003
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
292,000 292,063
Total 2,712,457
Consumer Products 1.5%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
352,000 277,333
Newell Brands, Inc.
6.375%, 09/15/27 246,000 249,658
6.625%, 09/15/29 251,000 252,585
Prestige Brands, Inc.
5.125%, 01/15/28
(a)
442,000 438,387
Scotts Miracle-Gro Co. (The)
4.500%, 10/15/29 156,000 151,562
5.250%, 12/15/26 50,000 49,972
Whirlpool Corp.
6.125%, 06/15/30 79,000 79,686
Total 1,499,183
Diversified Manufacturing 2.6%
BWX Technologies, Inc.
4.125%, 06/30/28
(a)
28,000 27,344
Esab Corp.
6.250%, 04/15/29
(a)
194,000 199,375
Gates Corp.
6.875%, 07/01/29
(a)
519,000 538,454
Madison IAQ LLC
5.875%, 06/30/29
(a)
293,000 289,476
Resideo Funding, Inc.
4.000%, 09/01/29
(a)
318,000 303,643
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
640,000 638,433
WESCO Distribution, Inc.
6.375%, 03/15/29
(a)
626,000 644,584
7.250%, 06/15/28
(a)
39,000 39,534
Total 2,680,843
Electric 5.6%
Atlantica Sustainable Infrastructure Ltd.
4.125%, 06/15/28
(a)
255,000 249,145
Clearway Energy Operating LLC
4.750%, 03/15/28
(a)
1,362,000 1,345,101
NRG Energy, Inc.
3.375%, 02/15/29
(a)
211,000 199,551
5.750%, 01/15/28 125,000 125,254
5.750%, 07/15/29
(a)
333,000 333,413
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/28
(a)
295,000 287,940
PG&E Corp.
5.000%, 07/01/28 153,000 151,566
5.250%, 07/01/30 102,000 100,499
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
437,000 422,377
5.000%, 01/31/28
(a)
503,000 500,042
Vistra Operations Co. LLC
4.375%, 05/01/29
(a)
307,000 300,669
5.000%, 07/31/27
(a)
344,000 343,573
5.625%, 02/15/27
(a)
125,000 125,047
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/26
(a)
305,000 300,563
4.500%, 09/15/27
(a)
408,000 400,281
7.250%, 01/15/29
(a)
606,000 621,910
Total 5,806,931
Finance Companies 6.7%
Crosscountry Intermediate HoldCo LLC
6.500%, 10/01/30
(a)
115,000 115,364
GGAM Finance Ltd.
5.875%, 03/15/30
(a)
395,000 401,217
6.875%, 04/15/29
(a)
338,000 350,919
8.000%, 06/15/28
(a)
457,000 484,586
8.000%, 02/15/27
(a)
257,000 263,104
goeasy Ltd.
7.625%, 07/01/29
(a)
51,000 51,729
Goeasy Ltd.
9.250%, 12/01/28
(a)
96,000 100,295
Navient Corp.
4.875%, 03/15/28 343,000 336,736
5.500%, 03/15/29 100,000 98,060
6.750%, 06/15/26 50,000 50,547
OneMain Finance Corp.
3.500%, 01/15/27 50,000 48,861
3.875%, 09/15/28 452,000 434,530
5.375%, 11/15/29 91,000 90,091
6.625%, 05/15/29 835,000 859,322
7.875%, 03/15/30 95,000 100,489
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
452,000 478,127
Rocket Cos., Inc.
6.125%, 08/01/30
(a)
243,000 249,464
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(a)
441,000 432,397
3.625%, 03/01/29
(a)
528,000 503,901
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
526,000 519,648
5.750%, 06/15/27
(a)
581,000 580,470
UWM Holdings LLC
6.625%, 02/01/30
(a)
343,000 348,938
Total 6,898,795
Food and Beverage 2.2%
Darling Ingredients, Inc.
5.250%, 04/15/27
(a)
398,000 397,052
Post Holdings, Inc.
4.625%, 04/15/30
(a)
262,000 252,676
5.500%, 12/15/29
(a)
246,000 245,454
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
4.375%, 04/30/29
(a)
155,000 150,288
6.250%, 04/01/29
(a)
591,000 591,761

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
US Foods, Inc.
4.750%, 02/15/29
(a)
301,000 296,854
6.875%, 09/15/28
(a)
286,000 295,007
Total 2,229,092
Foreign Government Obligations 0.4%
NOVA Chemicals Corp.
4.250%, 05/15/29
(a)
250,000 242,083
5.250%, 06/01/27
(a)
50,000 50,146
8.500%, 11/15/28
(a)
150,000 157,274
Total 449,503
Gaming 2.4%
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
572,000 546,836
7.000%, 02/15/30
(a)
286,000 294,219
Churchill Downs, Inc.
4.750%, 01/15/28
(a)
200,000 197,503
5.500%, 04/01/27
(a)
297,000 296,624
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
309,000 317,456
Penn Entertainment, Inc.
4.125%, 07/01/29
(a)
273,000 255,935
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp.
6.250%, 10/15/30
(a),(c)
150,000 151,386
Scientific Games Holdings LP/Scientific Games US Finco, Inc.
6.625%, 03/01/30
(a)
494,000 458,962
Total 2,518,921
Health Care 5.6%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29
(a)
722,000 708,575
5.500%, 07/01/28
(a)
266,000 263,845
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
553,000 544,067
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
170,000 177,408
Charles River Laboratories International, Inc.
3.750%, 03/15/29
(a)
298,000 282,497
4.250%, 05/01/28
(a)
124,000 121,375
CHS/Community Health Systems, Inc.
6.000%, 01/15/29
(a)
105,000 101,814
IQVIA, Inc.
5.000%, 10/15/26
(a)
100,000 99,883
6.500%, 05/15/30
(a)
195,000 201,649
Medline Borrower LP
3.875%, 04/01/29
(a)
314,000 303,009
5.250%, 10/01/29
(a)
1,010,000 1,001,622
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
291,000 298,676
Star Parent, Inc.
9.000%, 10/01/30
(a)
136,000 144,048
Teleflex, Inc.
4.625%, 11/15/27 202,000 200,076
Tenet Healthcare Corp.
4.625%, 06/15/28 248,000 245,819
5.125%, 11/01/27 747,000 746,199
6.125%, 10/01/28 138,000 138,229
6.125%, 06/15/30 249,000 252,453
Total 5,831,244
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Home Construction 0.3%
Taylor Morrison Communities, Inc.
5.750%, 01/15/28
(a)
291,000 295,171
Independent Energy 4.7%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
192,000 197,562
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
523,000 542,424
8.625%, 11/01/30
(a)
145,000 150,089
CNX Resources Corp.
6.000%, 01/15/29
(a)
489,000 490,384
Equities Corp.
6.375%, 04/01/29 192,000 199,315
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(a)
508,000 501,404
6.000%, 04/15/30
(a)
270,000 266,084
6.250%, 11/01/28
(a)
400,000 400,954
Matador Resources Co.
6.875%, 04/15/28
(a)
631,000 644,263
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
637,000 637,227
8.000%, 04/15/27
(a)
242,000 246,039
SM Energy Co.
6.500%, 07/15/28 146,000 147,049
6.750%, 08/01/29
(a)
459,000 461,640
Total 4,884,434
Leisure 5.2%
Boyne USA, Inc.
4.750%, 05/15/29
(a)
671,000 658,378
Carnival Corp.
5.750%, 03/15/30
(a)
293,000 299,317
6.000%, 05/01/29
(a)
542,000 550,131
Cinemark USA, Inc.
5.250%, 07/15/28
(a)
742,000 738,646
NCL Corp. Ltd.
5.875%, 01/15/31
(a)
403,000 402,933
Six Flags Entertainment Corp.
5.500%, 04/15/27
(a)
298,000 297,400
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum
Management Corp.
5.250%, 07/15/29 463,000 447,976
5.375%, 04/15/27 297,000 296,260
6.500%, 10/01/28 488,000 490,146
Vail Resorts, Inc.
5.625%, 07/15/30
(a)
218,000 219,439
Viking Cruises Ltd.
5.875%, 09/15/27
(a)
492,000 492,145
7.000%, 02/15/29
(a)
533,000 535,740
Total 5,428,511
Lodging 0.9%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
5.000%, 06/01/29
(a)
371,000 356,749
Marriott Ownership Resorts, Inc.
4.500%, 06/15/29
(a)
156,000 150,456
4.750%, 01/15/28 379,000 373,080
Total 880,285

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Media and Entertainment 1.8%
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
184,000 190,434
7.875%, 04/01/30
(a)
285,000 299,294
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
346,000 345,636
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29
(a)
414,000 397,803
4.625%, 03/15/30
(a)
157,000 151,004
5.000%, 08/15/27
(a)
297,000 295,395
Univision Communications, Inc.
8.000%, 08/15/28
(a)
194,000 200,972
Total 1,880,538
Metals and Mining 2.7%
Constellium SE
3.750%, 04/15/29
(a)
535,000 508,860
5.625%, 06/15/28
(a)
393,000 392,165
Hudbay Minerals, Inc.
4.500%, 04/01/26
(a)
498,000 496,696
6.125%, 04/01/29
(a)
393,000 396,380
Kaiser Aluminum Corp.
4.625%, 03/01/28
(a)
405,000 400,476
Novelis Corp.
4.750%, 01/30/30
(a)
203,000 195,908
6.875%, 01/30/30
(a)
397,000 411,251
Total 2,801,736
Midstream 6.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.500%, 06/01/30
(a)
247,000 258,670
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/29
(a)
353,000 351,688
5.750%, 01/15/28
(a)
342,000 342,014
CNX Midstream Partners LP
4.750%, 04/15/30
(a)
531,000 509,092
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
753,000 785,437
DT Midstream, Inc.
4.125%, 06/15/29
(a)
154,000 150,292
Hess Midstream Operations LP
5.875%, 03/01/28
(a)
19,000 19,362
6.500%, 06/01/29
(a)
185,000 190,861
NuStar Logistics LP
5.625%, 04/28/27 247,000 248,799
6.000%, 06/01/26 25,000 25,068
Rockies Express Pipeline LLC
4.950%, 07/15/29
(a)
314,000 311,340
Sunoco LP
7.000%, 05/01/29
(a)
498,000 515,702
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 25,000 25,005
7.000%, 09/15/28
(a)
383,000 394,702
TransMontaigne Partners LLC
8.500%, 06/15/30
(a)
245,000 255,478
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
158,000 151,365
6.250%, 01/15/30
(a)
239,000 249,270
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Venture Global LNG, Inc.
7.000%, 01/15/30
(a)
432,000 447,111
8.125%, 06/01/28
(a)
391,000 404,856
9.500%, 02/01/29
(a)
542,000 597,603
Total 6,233,715
Oil Field Services 2.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/28
(a)
493,000 493,740
6.875%, 04/01/27
(a)
39,000 39,057
Kodiak Gas Services LLC
7.250%, 02/15/29
(a)
617,000 640,097
Nabors Industries, Inc.
7.375%, 05/15/27
(a)
201,000 204,090
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
199,143 204,229
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 09/01/27 342,000 342,135
7.125%, 03/15/29
(a)
241,000 248,911
Total 2,172,259
Other Industry 1.2%
Williams Scotsman, Inc.
4.625%, 08/15/28
(a)
604,000 593,679
6.625%, 04/15/30
(a)
240,000 246,958
6.625%, 06/15/29
(a)
368,000 376,456
Total 1,217,093
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27
(a)
401,000 397,585
4.750%, 06/15/29
(a)
151,000 148,309
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co.-Issuer
5.875%, 10/01/28
(a)
749,000 748,053
RHP Hotel Properties LP / RHP Finance Corp.
7.250%, 07/15/28
(a)
282,000 290,828
RLJ Lodging Trust LP
3.750%, 07/01/26
(a)
149,000 147,627
Total 1,732,402
Packaging 1.6%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
324,000 307,582
4.000%, 09/01/29
(a)
280,000 259,044
6.000%, 06/15/27
(a)
290,000 290,093
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29
(a)
196,000 198,398
8.750%, 04/15/30
(a)
192,000 197,239
Sealed Air Corp.
4.000%, 12/01/27
(a)
50,000 49,107
5.000%, 04/15/29
(a)
101,000 100,479
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(a)
290,000 294,054
Total 1,695,996
Pharmaceuticals 0.3%
Grifols SA
4.750%, 10/15/28
(a)
246,000 238,865

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
106,000 102,417
Total 341,282
Property & Casualty 2.6%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
152,000 146,650
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, 10/15/27
(a)
102,000 100,344
6.750%, 10/15/27
(a)
366,000 366,892
6.750%, 04/15/28
(a)
927,000 942,448
AmWINS Group, Inc.
6.375%, 02/15/29
(a)
338,000 344,663
BroadStreet Partners Group LLC
5.875%, 04/15/29
(a)
251,000 250,387
HUB International Ltd.
5.625%, 12/01/29
(a)
251,000 250,910
7.250%, 06/15/30
(a)
284,000 296,264
Total 2,698,558
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.375%, 01/15/28
(a)
561,000 551,257
6.125%, 06/15/29
(a)
380,000 389,245
Total 940,502
Retailers 2.3%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
147,000 151,401
Asbury Automotive Group, Inc.
4.500%, 03/01/28 303,000 299,080
4.625%, 11/15/29
(a)
156,000 151,318
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 50,329
7.500%, 06/15/29 94,000 96,529
Belron UK Finance PLC
5.750%, 10/15/29
(a)
99,000 100,278
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
205,000 199,201
6.375%, 01/15/30
(a)
238,000 243,527
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
308,000 301,779
Lithia Motors, Inc.
3.875%, 06/01/29
(a)
317,000 302,813
4.625%, 12/15/27
(a)
297,000 294,089
Wolverine World Wide, Inc.
4.000%, 08/15/29
(a)
169,000 154,532
Total 2,344,876
Technology 10.4%
Block, Inc.
2.750%, 06/01/26 306,000 301,830
5.625%, 08/15/30
(a)
290,000 293,741
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
146,000 128,885
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
46,000 39,817
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
369,000 348,705
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,132,000 1,142,781
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
9.000%, 09/30/29
(a)
385,000 398,968
Ellucian Holdings, Inc.
6.500%, 12/01/29
(a)
442,000 450,279
Entegris, Inc.
3.625%, 05/01/29
(a)
331,000 314,843
4.375%, 04/15/28
(a)
410,000 401,102
Gen Digital, Inc.
6.750%, 09/30/27
(a)
194,000 197,026
HealthEquity, Inc.
4.500%, 10/01/29
(a)
331,000 321,257
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
4.625%, 05/01/28
(a)
314,000 303,357
8.750%, 05/01/29
(a)
200,000 207,229
ION Trading Technologies Sarl
5.750%, 05/15/28
(a)
226,000 221,409
Iron Mountain, Inc.
4.875%, 09/15/27
(a)
379,000 377,264
5.000%, 07/15/28
(a)
25,000 24,878
5.250%, 03/15/28
(a)
746,000 744,369
7.000%, 02/15/29
(a)
425,000 437,614
NCR Atleos Corp.
9.500%, 04/01/29
(a)
900,000 974,455
NCR Voyix Corp.
5.000%, 10/01/28
(a)
653,000 643,268
5.125%, 04/15/29
(a)
355,000 350,083
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
249,000 244,447
Open Text Corp.
3.875%, 02/15/28
(a)
410,000 398,754
Sensata Technologies BV
4.000%, 04/15/29
(a)
316,000 303,460
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
146,000 145,997
Synaptics, Inc.
4.000%, 06/15/29
(a)
368,000 352,349
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/29
(a)
708,000 670,585
Total 10,738,752
Transportation Services 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.750%, 04/01/28
(a)
57,000 55,265
5.375%, 03/01/29
(a)
208,000 202,818
5.750%, 07/15/27
(a)
300,000 298,917
Total 557,000
Wirelines 0.4%
Frontier Communications Holdings LLC
5.875%, 10/15/27
(a)
100,000 100,010
Maya SAS
7.000%, 10/15/28
(a)
340,000 345,996
Total 446,006
Total
Corporate Bonds
(Cost $99,456,301) 100,445,715

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Active ETFs | 2025
Notes to Portfolio of Investments
Senior Loans 0.2%
Issue
Description
Principal
Amount
($) Value ($)
Chemicals 0.2%
Ineos US Finance Term Loan
7.413%, (1-month Term SOFR +
3.250%), 02/18/30
(d),(e)
104,736 94,524
Ineos US Petroche Term Loan
8.513%, (1-month Term SOFR +
4.350%), 04/02/29
(d),(e)
104,734 94,348
–
Total
Senior Loans
(Cost $198,510) 188,872
Money Market Funds 1.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.980%
(f)
1,453,169 1,453,169
Total Money Market Funds
(Cost $1,453,169) 1,453,169
Total Investments in Securities
(Cost $101,107,980) 102,087,756
Other Assets & Liabilities, Net 1,496,935
Net Assets 103,584,691
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $89,393,041, which represents 86.30% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Represents a security purchased on a when-issued basis.
(d) Variable rate security. The interest rate shown was the current rate as of September 30, 2025.
(e) The stated interest rate represents the weighted average interest rate at September 30, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f) The rate shown is the seven-day current annualized yield at September 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Short Duration High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 9
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 100,445,715 – 100,445,715
Senior Loans – 188,872 – 188,872
Money Market Funds 1,453,169 – – 1,453,169
Total Investments in Securities 1,453,169 100,634,587 – 102,087,756
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

PORTFOLIO OF INVESTMENTS
Columbia U.S. High Yield ETF
September 30, 2025
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Active ETFs | 2025
Corporate Bonds 96.6%
Issue
Description
Principal
Amount
($) Value ($)
Aerospace & Defense 2.5%
AAR Escrow Issuer LLC
6.750%, 03/15/29
(a)
50,000 51,565
Bombardier, Inc.
7.000%, 06/01/32
(a)
50,000 52,323
Spirit AeroSystems , Inc.
9.750%, 11/15/30
(a)
50,000 54,992
TransDigm , Inc.
4.625%, 01/15/29 50,000 48,979
6.000%, 01/15/33
(a)
100,000 101,109
6.375%, 03/01/29
(a)
100,000 102,288
6.375%, 05/31/33
(a)
50,000 50,702
6.625%, 03/01/32
(a)
100,000 103,019
6.750%, 01/31/34
(a)
50,000 51,702
6.875%, 12/15/30
(a)
75,000 77,724
7.125%, 12/01/31
(a)
100,000 104,360
Total 798,763
Airlines 1.3%
Allegiant Travel Co.
7.250%, 08/15/27
(a)
50,000 50,624
American Airlines, Inc.
8.500%, 05/15/29
(a)
100,000 104,319
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
12,500 12,506
5.750%, 04/20/29
(a)
150,000 150,602
JetBlue Airways Corp. / JetBlue Loyalty LP
9.875%, 09/20/31
(a)
100,000 101,488
Total 419,539
Automotive 1.8%
Adient Global Holdings Ltd.
7.000%, 04/15/28
(a)
50,000 51,263
8.250%, 04/15/31
(a)
50,000 52,438
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
100,000 92,374
Clarios Global LP / Clarios US Finance Co.
6.750%, 05/15/28
(a)
50,000 51,124
6.750%, 02/15/30
(a)
25,000 25,846
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, 05/31/32
(a)
25,000 26,217
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 65,000 64,611
5.000%, 07/15/29 50,000 48,324
5.250%, 04/30/31 50,000 47,241
JB Poindexter & Co., Inc.
8.750%, 12/15/31
(a)
50,000 52,438
Nissan Motor Acceptance Co. LLC
7.050%, 09/15/28
(a)
25,000 26,036
Phinia , Inc.
6.750%, 04/15/29
(a)
50,000 51,581
Total 589,493
Banking 0.8%
Ally Financial, Inc.
6.646%, (US 5 Year CMT T-Note +
2.450%), 01/17/40
(b)
170,000 169,958
6.700%, 02/14/33 50,000 52,161
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Synchrony Financial
7.250%, 02/02/33 40,000 42,689
Total 264,808
Brokerage/Asset Managers/Exchanges 1.6%
AG Issuer LLC
6.250%, 03/01/28
(a)
25,000 25,050
Aretec Group, Inc.
10.000%, 08/15/30
(a)
25,000 27,276
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
25,000 23,729
3.625%, 10/01/31
(a)
25,000 22,308
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
50,875 47,075
Focus Financial Partners LLC
6.750%, 09/15/31
(a)
25,000 25,618
Hunt Cos., Inc.
5.250%, 04/15/29
(a)
40,000 38,982
Jane Street Group / JSG Finance, Inc.
6.125%, 11/01/32
(a)
40,000 40,614
6.750%, 05/01/33
(a)
75,000 77,936
7.125%, 04/30/31
(a)
50,000 52,478
StoneX Group, Inc.
7.875%, 03/01/31
(a)
50,000 52,729
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, 06/15/31
(a)
75,000 77,570
Total 511,365
Building Materials 2.4%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
50,000 47,032
5.000%, 03/01/30
(a)
50,000 49,518
6.375%, 03/01/34
(a)
25,000 25,780
Masterbrand, Inc.
7.000%, 07/15/32
(a)
50,000 51,745
Quikrete Holdings, Inc.
6.375%, 03/01/32
(a)
100,000 103,609
6.750%, 03/01/33
(a)
50,000 51,961
QXO Building Products, Inc.
6.750%, 04/30/32
(a)
100,000 103,832
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/31
(a)
100,000 105,631
Standard Building Solutions, Inc.
6.250%, 08/01/33
(a)
50,000 50,695
6.500%, 08/15/32
(a)
50,000 51,334
Standard Industries, Inc.
3.375%, 01/15/31
(a)
50,000 45,252
4.375%, 07/15/30
(a)
50,000 47,950
White Cap Buyer LLC
6.875%, 10/15/28
(a)
50,000 50,000
Total 784,339
Cable and Satellite 5.5%
Cable One, Inc.
4.000%, 11/15/30
(a)
50,000 42,386
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
100,000 92,129
4.250%, 01/15/34
(a)
125,000 108,091
4.500%, 08/15/30
(a)
70,000 66,117
4.500%, 06/01/33
(a)
100,000 88,850

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
4.500%, 05/01/32 50,000 45,509
4.750%, 03/01/30
(a)
100,000 95,965
4.750%, 02/01/32
(a)
150,000 138,743
5.000%, 02/01/28
(a)
100,000 99,072
5.125%, 05/01/27
(a)
150,000 149,062
Directv Financing LLC
8.875%, 02/01/30
(a)
50,000 49,579
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
82,000 81,936
10.000%, 02/15/31
(a)
50,000 50,022
DISH Network Corp.
11.750%, 11/15/27
(a)
105,000 111,136
EchoStar Corp.
6.750%, 11/30/30
(c)
100,675 103,765
Series ., 10.750%, 11/30/29 158,491 174,382
Sirius XM Radio LLC
4.125%, 07/01/30
(a)
100,000 93,796
5.500%, 07/01/29
(a)
50,000 50,004
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
100,000 96,679
Viasat , Inc.
5.625%, 04/15/27
(a)
50,000 49,847
Total 1,787,070
Chemicals 3.1%
Celanese US Holdings LLC
6.500%, 04/15/30 25,000 25,168
6.830%, 07/15/29 25,000 25,818
6.850%, 11/15/28 75,000 77,816
6.879%, 07/15/32 50,000 51,156
7.050%, 11/15/30 50,000 51,593
7.200%, 11/15/33 50,000 51,967
Chemours Co. (The)
4.625%, 11/15/29
(a)
50,000 45,187
Element Solutions, Inc.
3.875%, 09/01/28
(a)
50,000 48,524
INEOS Finance PLC
7.500%, 04/15/29
(a)
25,000 24,496
INEOS Quattro Finance 2 PLC
9.625%, 03/15/29
(a)
25,000 24,853
Ingevity Corp.
3.875%, 11/01/28
(a)
50,000 48,046
Methanex Corp.
5.125%, 10/15/27 50,000 50,051
Olin Corp.
6.625%, 04/01/33
(a)
25,000 25,146
Olympus Water US Holding Corp.
9.750%, 11/15/28
(a)
100,000 104,928
Parkland Corp.
4.625%, 05/01/30
(a)
75,000 72,968
SCIH Salt Holdings, Inc.
4.875%, 05/01/28
(a)
25,000 24,442
SK Invictus Internediate II Sarl
5.000%, 10/30/29
(a)
40,000 39,155
Tronox , Inc.
4.625%, 03/15/29
(a)
200,000 130,568
Windsor Holdings III LLC
8.500%, 06/15/30
(a)
50,000 52,845
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
WR Grace Holdings LLC
5.625%, 08/15/29
(a)
50,000 46,517
Total 1,021,244
Construction Machinery 1.3%
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
50,000 49,886
6.625%, 06/15/29
(a)
50,000 51,379
7.000%, 06/15/30
(a)
50,000 51,941
7.250%, 06/15/33
(a)
50,000 52,241
RB Global Holdings, Inc.
7.750%, 03/15/31
(a)
50,000 52,329
Terex Corp.
6.250%, 10/15/32
(a)
50,000 50,936
United Rentals North America, Inc.
6.125%, 03/15/34
(a)
100,000 104,068
Total 412,780
Consumer Cyclical Services 2.5%
Allied Universal Holdco LLC
7.875%, 02/15/31
(a)
25,000 26,226
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.875%, 06/15/30
(a)
50,000 51,419
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco
4 Sarl
4.625%, 06/01/28
(a)
50,000 49,080
4.625%, 06/01/28
(a)
50,000 49,018
ASGN, Inc.
4.625%, 05/15/28
(a)
50,000 49,089
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/28
(a)
100,000 100,947
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(a)
50,000 49,919
Match Group Holdings II LLC
4.625%, 06/01/28
(a)
50,000 49,135
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%, 01/15/28
(a)
100,000 100,022
Raven Acquisition Holdings LLC
6.875%, 11/15/31
(a)
125,000 128,487
Service Corp. International
3.375%, 08/15/30 25,000 23,183
4.000%, 05/15/31 125,000 117,983
5.750%, 10/15/32 25,000 25,364
Total 819,872
Consumer Products 1.8%
CD&R Smokey Buyer, Inc. / Radio Systems Corp.
9.500%, 10/15/29
(a)
50,000 39,394
Edgewell Personal Care Co.
5.500%, 06/01/28
(a)
75,000 74,774
Energizer Holdings, Inc.
4.375%, 03/31/29
(a)
75,000 71,921
Newell Brands, Inc.
6.375%, 09/15/27 50,000 50,743
6.625%, 09/15/29 100,000 100,631
Perrigo Finance Unlimited Co.
4.900%, 06/15/30 50,000 48,805
Somnigroup International, Inc.
3.875%, 10/15/31
(a)
125,000 114,583

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Whirlpool Corp.
6.125%, 06/15/30 50,000 50,434
6.500%, 06/15/33 50,000 49,908
Total 601,193
Diversified Manufacturing 0.8%
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
50,000 51,439
Griffon Corp.
5.750%, 03/01/28 50,000 49,971
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC
9.000%, 02/15/29
(a)
25,000 26,110
Madison IAQ LLC
5.875%, 06/30/29
(a)
25,000 24,699
Velocity Vehicle Group LLC
8.000%, 06/01/29
(a)
50,000 50,137
WESCO Distribution, Inc.
6.625%, 03/15/32
(a)
50,000 52,021
Total 254,377
Electric 4.4%
AES Corp./ (The)
6.950%, (US 5 Year CMT T-Note +
2.890%), 07/15/55
(b)
50,000 49,214
7.600%, (US 5 Year CMT T-Note +
3.201%), 01/15/55
(b)
50,000 51,931
Calpine Corp.
4.625%, 02/01/29
(a)
100,000 99,066
5.125%, 03/15/28
(a)
50,000 50,014
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
100,000 91,802
Edison International
8.125%, (US 5 Year CMT T-Note +
3.864%), 06/15/53
(b)
50,000 51,052
Lightning Power LLC
7.250%, 08/15/32
(a)
100,000 105,923
Long Ridge Energy LLC
8.750%, 02/15/32
(a)
98,000 100,734
NRG Energy, Inc.
3.375%, 02/15/29
(a)
50,000 47,287
3.625%, 02/15/31
(a)
50,000 46,220
5.750%, 07/15/29
(a)
100,000 100,124
6.250%, 11/01/34
(a)
50,000 51,272
PG&E Corp.
5.000%, 07/01/28 150,000 148,595
TerraForm Power Operating LLC
4.750%, 01/15/30
(a)
100,000 96,654
Vistra Operations Co. LLC
6.875%, 04/15/32
(a)
150,000 156,933
XPLR Infrastructure Operating Partners LP
7.250%, 01/15/29
(a)
170,000 174,463
Total 1,421,284
Environmental 0.4%
Clean Harbors, Inc.
6.375%, 02/01/31
(a)
50,000 51,198
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
75,000 78,508
Total 129,706
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Finance Companies 5.4%
Enova International, Inc.
9.125%, 08/01/29
(a)
25,000 26,189
FirstCash , Inc.
5.625%, 01/01/30
(a)
50,000 49,989
Freedom Mortgage Corp.
6.625%, 01/15/27
(a)
50,000 50,133
12.000%, 10/01/28
(a)
100,000 106,000
Freedom Mortgage Holdings LLC
8.375%, 04/01/32
(a)
25,000 26,196
FTAI Aviation Investors LLC
7.000%, 06/15/32
(a)
50,000 52,368
7.875%, 12/01/30
(a)
50,000 53,240
goeasy Ltd.
7.625%, 07/01/29
(a)
65,000 65,930
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
50,000 50,000
6.500%, 08/01/29
(a)
100,000 102,585
7.125%, 02/01/32
(a)
75,000 78,263
Navient Corp.
4.875%, 03/15/28 50,000 49,087
Series MTN, 5.625%, 08/01/33 25,000 22,818
9.375%, 07/25/30 100,000 110,488
OneMain Finance Corp.
3.875%, 09/15/28 50,000 48,068
5.375%, 11/15/29 50,000 49,501
6.625%, 05/15/29 50,000 51,456
7.125%, 11/15/31 100,000 103,802
7.875%, 03/15/30 150,000 158,667
PennyMac Financial Services, Inc.
6.875%, 05/15/32
(a)
75,000 77,744
7.875%, 12/15/29
(a)
25,000 26,536
Provident Funding Associates LP / PFG Finance Corp.
9.750%, 09/15/29
(a)
60,000 63,468
Rocket Cos., Inc.
6.375%, 08/01/33
(a)
100,000 103,301
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
50,000 46,713
4.000%, 10/15/33
(a)
50,000 45,680
United Wholesale Mortgage LLC
5.500%, 04/15/29
(a)
100,000 98,792
5.750%, 06/15/27
(a)
50,000 49,954
Total 1,766,968
Food and Beverage 3.5%
Aramark Services, Inc.
5.000%, 02/01/28
(a)
100,000 99,551
B&G Foods, Inc.
8.000%, 09/15/28
(a)
50,000 48,474
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
50,000 51,661
Chobani Holdco II LLC
8.750%, 10/01/29
(a),(c)
50,000 52,986
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
50,000 50,576
Lamb Weston Holdings, Inc.
4.375%, 01/31/32
(a)
50,000 47,246

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Performance Food Group, Inc.
4.250%, 08/01/29
(a)
50,000 48,589
5.500%, 10/15/27
(a)
100,000 99,996
6.125%, 09/15/32
(a)
150,000 153,728
Post Holdings, Inc.
4.500%, 09/15/31
(a)
50,000 46,770
4.625%, 04/15/30
(a)
150,000 144,662
5.500%, 12/15/29
(a)
100,000 99,778
6.250%, 02/15/32
(a)
50,000 51,394
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed
4.625%, 03/01/29
(a)
50,000 47,985
US Foods, Inc.
4.625%, 06/01/30
(a)
100,000 97,820
Total 1,141,216
Gaming 2.8%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
50,000 48,226
Brightstar Lottery PLC
5.250%, 01/15/29
(a)
50,000 49,760
Caesars Entertainment, Inc.
4.625%, 10/15/29
(a)
50,000 47,800
6.500%, 02/15/32
(a)
75,000 76,501
7.000%, 02/15/30
(a)
100,000 102,874
Churchill Downs, Inc.
5.500%, 04/01/27
(a)
100,000 99,873
5.750%, 04/01/30
(a)
50,000 50,000
Light & Wonder International, Inc.
7.250%, 11/15/29
(a)
50,000 51,368
7.500%, 09/01/31
(a)
100,000 104,084
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29
(a)
100,000 97,287
Scientific Games Holdings LP/Scientific Games US Finco , Inc.
6.625%, 03/01/30
(a)
50,000 46,454
Voyager Parent LLC
9.250%, 07/01/32
(a)
75,000 79,313
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
6.250%, 03/15/33
(a)
25,000 25,410
7.125%, 02/15/31
(a)
25,000 26,964
Total 905,914
Health Care 5.8%
AdaptHealth LLC
5.125%, 03/01/30
(a)
50,000 47,713
Avantor Funding, Inc.
3.875%, 11/01/29
(a)
100,000 95,150
4.625%, 07/15/28
(a)
100,000 98,385
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
100,000 104,357
CHS/Community Health Systems, Inc.
4.750%, 02/15/31
(a)
100,000 86,416
5.250%, 05/15/30
(a)
100,000 90,503
6.000%, 01/15/29
(a)
50,000 48,483
6.875%, 04/15/29
(a)
50,000 39,760
10.875%, 01/15/32
(a)
100,000 105,954
DaVita, Inc.
4.625%, 06/01/30
(a)
100,000 95,786
6.750%, 07/15/33
(a)
50,000 51,553
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
6.875%, 09/01/32
(a)
150,000 155,091
Embecta Corp.
5.000%, 02/15/30
(a)
100,000 94,644
LifePoint Health, Inc.
9.875%, 08/15/30
(a)
100,000 108,413
11.000%, 10/15/30
(a)
75,000 82,676
Medline Borrower LP
5.250%, 10/01/29
(a)
225,000 223,134
Star Parent, Inc.
9.000%, 10/01/30
(a)
50,000 52,959
Surgery Center Holdings, Inc.
7.250%, 04/15/32
(a)
50,000 51,404
Tenet Healthcare Corp.
6.125%, 10/01/28 150,000 150,249
6.125%, 06/15/30 50,000 50,693
6.750%, 05/15/31 50,000 51,790
Total 1,885,113
Healthcare Insurance 0.1%
Murphy Oil USA, Inc.
3.750%, 02/15/31
(a)
50,000 46,510
Healthcare REIT 0.2%
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, 02/15/32
(a)
50,000 53,229
Home Construction 0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
4.875%, 02/15/30
(a)
50,000 46,915
Century Communities, Inc.
3.875%, 08/15/29
(a)
50,000 47,044
Mattamy Group Corp.
5.250%, 12/15/27
(a)
50,000 49,689
Total 143,648
Independent Energy 4.4%
Baytex Energy Corp.
8.500%, 04/30/30
(a)
50,000 51,448
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
125,000 129,642
8.750%, 07/01/31
(a)
150,000 153,727
CNX Resources Corp.
6.000%, 01/15/29
(a)
50,000 50,142
Crescent Energy Finance LLC
7.625%, 04/01/32
(a)
150,000 149,116
Hilcorp Energy I LP / Hilcorp Finance Co.
6.000%, 02/01/31
(a)
50,000 48,232
6.000%, 04/15/30
(a)
50,000 49,275
6.250%, 04/15/32
(a)
50,000 48,159
6.875%, 05/15/34
(a)
50,000 48,255
Kraken Oil & Gas Partners LLC
7.625%, 08/15/29
(a)
50,000 49,644
Matador Resources Co.
6.500%, 04/15/32
(a)
50,000 50,573
McAfee Corp.
6.750%, 03/01/29
(a)
75,000 74,877
MEG Energy Corp.
5.875%, 02/01/29
(a)
75,000 75,121
Northern Oil & Gas, Inc.
8.125%, 03/01/28
(a)
50,000 50,765

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Permian Resources Operating LLC
5.875%, 07/01/29
(a)
50,000 50,018
6.250%, 02/01/33
(a)
50,000 50,945
7.000%, 01/15/32
(a)
50,000 51,954
Saturn Oil & Gas, Inc.
9.625%, 06/15/29
(a)
45,904 47,546
SM Energy Co.
6.750%, 08/01/29
(a)
50,000 50,288
7.000%, 08/01/32
(a)
50,000 49,990
Talos Production, Inc.
9.375%, 02/01/31
(a)
50,000 52,152
TNGR Intermediate Holdings LLC
5.500%, 10/15/29
(a)
50,000 48,946
Total 1,430,815
Leisure 2.2%
Carnival Corp.
5.750%, 03/15/30
(a)
100,000 102,156
5.750%, 08/01/32
(a)
100,000 101,828
Cinemark USA, Inc.
7.000%, 08/01/32
(a)
50,000 52,091
Life Time, Inc.
6.000%, 11/15/31
(a)
100,000 101,615
Live Nation Entertainment, Inc.
4.750%, 10/15/27
(a)
100,000 99,309
NCL Corp. Ltd.
7.750%, 02/15/29
(a)
50,000 53,261
NCL Finance Ltd.
6.125%, 03/15/28
(a)
50,000 51,047
Six Flags Entertainment Corp.
7.250%, 05/15/31
(a)
50,000 50,002
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's
Wonderland Co.
6.625%, 05/01/32
(a)
50,000 50,958
Viking Cruises Ltd.
9.125%, 07/15/31
(a)
50,000 53,698
Total 715,965
Lodging 0.8%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
65,000 59,476
4.000%, 05/01/31
(a)
25,000 23,660
5.875%, 03/15/33
(a)
25,000 25,541
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
50,000 50,763
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower,
Inc.
4.875%, 07/01/31
(a)
50,000 46,592
Travel + Leisure Co.
4.500%, 12/01/29
(a)
50,000 48,287
Total 254,319
Media and Entertainment 3.7%
AMC Networks, Inc.
10.250%, 01/15/29
(a)
50,000 52,707
Clear Channel Outdoor Holdings, Inc.
7.125%, 02/15/31
(a)
25,000 25,874
7.500%, 03/15/33
(a)
25,000 26,168
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Discovery Communications LLC
3.625%, 05/15/30 25,000 23,160
3.950%, 03/20/28 25,000 24,420
4.125%, 05/15/29 50,000 48,228
Gray Media, Inc.
10.500%, 07/15/29
(a)
100,000 108,181
Lamar Media Corp.
3.625%, 01/15/31 65,000 60,522
McGraw-Hill Education, Inc.
5.750%, 08/01/28
(a)
50,000 49,947
8.000%, 08/01/29
(a)
75,000 76,368
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
50,000 48,807
5.625%, 07/15/27
(a)
50,000 49,944
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30
(a)
50,000 48,091
ROBLOX Corp.
3.875%, 05/01/30
(a)
25,000 23,866
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
25,000 25,633
Sinclair Television Group, Inc.
8.125%, 02/15/33
(a)
50,000 51,466
Snap, Inc.
6.875%, 03/01/33
(a)
50,000 51,155
TEGNA, Inc.
4.625%, 03/15/28 25,000 24,668
Univision Communications, Inc.
4.500%, 05/01/29
(a)
50,000 47,176
8.000%, 08/15/28
(a)
45,000 46,617
8.500%, 07/31/31
(a)
25,000 25,827
Warnermedia Holdings, Inc.
4.054%, 03/15/29 50,000 48,250
4.279%, 03/15/32 100,000 91,681
5.050%, 03/15/42 150,000 119,671
5.141%, 03/15/52 25,000 18,623
Total 1,217,050
Metals and Mining 1.2%
Alcoa Nederland Holding BV
7.125%, 03/15/31
(a)
50,000 52,475
Arsenal AIC Parent LLC
11.500%, 10/01/31
(a)
50,000 55,545
Cleveland-Cliffs, Inc.
7.000%, 03/15/32
(a)
100,000 101,100
Kaiser Aluminum Corp.
4.500%, 06/01/31
(a)
50,000 47,163
Novelis Corp.
3.875%, 08/15/31
(a)
50,000 45,540
4.750%, 01/30/30
(a)
100,000 96,507
Total 398,330
Midstream 7.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
6.625%, 02/01/32
(a)
50,000 51,515
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.250%, 07/15/32
(a)
50,000 52,568
Buckeye Partners LP
6.875%, 07/01/29
(a)
100,000 103,596

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 15
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.625%, 03/15/29
(a)
150,000 156,462
Ferrellgas LP / Ferrellgas Finance Corp.
5.875%, 04/01/29
(a)
50,000 46,520
Genesis Energy LP / Genesis Energy Finance Corp.
8.250%, 01/15/29 50,000 52,154
Harvest Midstream I LP
7.500%, 05/15/32
(a)
50,000 51,272
ITT Holdings LLC
6.500%, 08/01/29
(a)
100,000 98,311
Kinetik Holdings LP
6.625%, 12/15/28
(a)
100,000 102,702
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
50,000 51,273
8.375%, 02/15/32
(a)
50,000 51,328
NuStar Logistics LP
6.375%, 10/01/30 150,000 155,378
Sunoco LP
6.250%, 07/01/33
(a)
100,000 101,774
7.000%, 05/01/29
(a)
50,000 51,777
Sunoco LP / Sunoco Finance Corp.
4.500%, 04/30/30 50,000 48,213
7.000%, 09/15/28
(a)
75,000 77,292
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(a)
100,000 99,534
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33
(a)
150,000 135,241
Venture Global LNG, Inc.
8.125%, 06/01/28
(a)
50,000 51,772
8.375%, 06/01/31
(a)
150,000 157,519
9.500%, 02/01/29
(a)
125,000 137,824
9.875%, 02/01/32
(a)
150,000 163,332
Venture Global Plaquemines LNG LLC
6.500%, 01/15/34
(a)
100,000 105,422
6.750%, 01/15/36
(a)
200,000 212,639
Total 2,315,418
Oil Field Services 1.7%
Archrock Partners LP / Archrock Partners Finance Corp.
6.625%, 09/01/32
(a)
50,000 51,324
Nabors Industries, Inc.
8.875%, 08/15/31
(a)
50,000 46,575
Noble Finance II LLC
8.000%, 04/15/30
(a)
50,000 51,758
Transocean International Ltd.
8.500%, 05/15/31
(a)
50,000 49,013
8.750%, 02/15/30
(a)
37,500 39,433
Transocean Titan Financing Ltd.
8.375%, 02/01/28
(a)
40,476 41,510
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
100,000 103,282
Valaris Ltd.
8.375%, 04/30/30
(a)
100,000 103,773
Weatherford International Ltd.
8.625%, 04/30/30
(a)
50,000 51,146
Total 537,814
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Other Financial Institutions 0.8%
Credit Acceptance Corp.
9.250%, 12/15/28
(a)
50,000 52,590
Howard Hughes Corp. (The)
4.125%, 02/01/29
(a)
25,000 23,984
5.375%, 08/01/28
(a)
25,000 24,953
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 50,000 49,185
9.750%, 01/15/29 50,000 50,252
Kennedy-Wilson, Inc.
4.750%, 03/01/29 15,000 14,349
4.750%, 02/01/30 25,000 23,343
5.000%, 03/01/31 25,000 23,413
Total 262,069
Other Industry 0.6%
Arcosa , Inc.
6.875%, 08/15/32
(a)
100,000 104,453
Hillenbrand, Inc.
6.250%, 02/15/29 50,000 51,278
Williams Scotsman, Inc.
6.625%, 06/15/29
(a)
50,000 51,149
Total 206,880
Other REIT 0.7%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co.-Issuer
4.875%, 05/15/29
(a)
25,000 24,368
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, 04/01/32
(a)
25,000 25,714
Rithm Capital Corp.
8.000%, 04/01/29
(a)
25,000 25,586
RLJ Lodging Trust LP
4.000%, 09/15/29
(a)
25,000 23,607
Service Properties Trust
8.625%, 11/15/31
(a)
50,000 53,237
Starwood Property Trust, Inc.
7.250%, 04/01/29
(a)
50,000 52,505
XHR LP
4.875%, 06/01/29
(a)
25,000 24,498
Total 229,515
Packaging 0.9%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging
Finance PLC
3.250%, 09/01/28
(a)
50,000 47,467
Clydesdale Acquisition Holdings, Inc.
6.750%, 04/15/32
(a)
50,000 51,356
8.750%, 04/15/30
(a)
50,000 51,364
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
75,000 75,829
Owens-Brockway Glass Container, Inc.
7.250%, 05/15/31
(a)
50,000 50,896
Total 276,912
Paper 0.4%
Magnera Corp.
4.750%, 11/15/29
(a)
50,000 44,250
7.250%, 11/15/31
(a)
65,000 61,185

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Active ETFs | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Veritiv Operating Co.
10.500%, 11/30/30
(a)
25,000 26,833
Total 132,268
Pharmaceuticals 1.6%
1261229 BC Ltd.
10.000%, 04/15/32
(a)
125,000 128,369
Bausch Health Cos., Inc.
4.875%, 06/01/28
(a)
100,000 89,569
11.000%, 09/30/28
(a)
25,000 26,082
Elanco Animal Health, Inc.
6.650%, 08/28/28 50,000 52,095
Endo Finance Holdings, Inc.
8.500%, 04/15/31
(a)
50,000 53,683
Grifols SA
4.750%, 10/15/28
(a)
50,000 48,550
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
50,000 48,310
5.125%, 04/30/31
(a)
50,000 43,748
7.875%, 05/15/34
(a)
50,000 46,372
Total 536,778
Property & Casualty 3.7%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/29
(a)
50,000 48,240
7.500%, 11/06/30
(a)
25,000 26,055
8.250%, 02/01/29
(a)
40,000 41,755
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, 10/01/31
(a)
50,000 51,208
6.750%, 10/15/27
(a)
100,000 100,244
6.750%, 04/15/28
(a)
50,000 50,833
7.000%, 01/15/31
(a)
100,000 103,352
7.375%, 10/01/32
(a)
65,000 67,134
AmWINS Group, Inc.
4.875%, 06/30/29
(a)
50,000 48,571
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group
Holdings Finance
7.125%, 05/15/31
(a)
75,000 77,918
BroadStreet Partners Group LLC
5.875%, 04/15/29
(a)
50,000 49,878
HUB International Ltd.
5.625%, 12/01/29
(a)
45,000 44,984
7.250%, 06/15/30
(a)
150,000 156,478
7.375%, 01/31/32
(a)
150,000 156,548
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
150,000 156,013
USI, Inc./NY
7.500%, 01/15/32
(a)
20,000 20,982
Total 1,200,193
Railroads 0.6%
Genesee & Wyoming, Inc.
6.250%, 04/15/32
(a)
50,000 50,856
Watco Cos. LLC / Watco Finance Corp.
7.125%, 08/01/32
(a)
150,000 155,279
Total 206,135
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
7.875%, 09/15/30
(a)
50,000 49,378
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Restaurants 1.2%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
150,000 141,383
6.125%, 06/15/29
(a)
25,000 25,608
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
25,000 23,776
6.750%, 01/15/30
(a)
165,000 154,948
Yum! Brands, Inc.
5.375%, 04/01/32 50,000 50,194
Total 395,909
Retail REIT 0.1%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
Ggsi Sellco LLC
4.500%, 04/01/27
(a)
38,000 37,354
Retailers 2.5%
Advance Auto Parts, Inc.
7.000%, 08/01/30
(a)
50,000 51,497
7.375%, 08/01/33
(a)
50,000 51,566
Asbury Automotive Group, Inc.
5.000%, 02/15/32
(a)
25,000 24,012
Bath & Body Works, Inc.
6.875%, 11/01/35 50,000 51,982
Carvana Co.
9.000%, 06/01/31
(a),(c)
83,995 95,134
9.000%, 06/01/30
(a),(c)
100,000 104,627
Group 1 Automotive, Inc.
4.000%, 08/15/28
(a)
50,000 48,586
6.375%, 01/15/30
(a)
50,000 51,161
Hanesbrands, Inc.
9.000%, 02/15/31
(a)
50,000 52,960
LCM Investments Holdings II LLC
8.250%, 08/01/31
(a)
50,000 52,860
Lithia Motors, Inc.
4.375%, 01/15/31
(a)
100,000 94,923
Miter Brands Acquisition Holdco, Inc. / Miwd Borrower LLC
6.750%, 04/01/32
(a)
50,000 51,356
Nordstrom, Inc.
5.000%, 01/15/44 50,000 36,922
Wand NewCo 3, Inc.
7.625%, 01/30/32
(a)
50,000 52,724
Total 820,310
Supermarkets 0.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
4.875%, 02/15/30
(a)
25,000 24,578
5.875%, 02/15/28
(a)
25,000 24,998
6.250%, 03/15/33
(a)
25,000 25,601
Total 75,177
Technology 9.6%
Amentum Holdings, Inc.
7.250%, 08/01/32
(a)
50,000 51,949
AthenaHealth Group Inc.
6.500%, 02/15/30
(a)
120,000 119,046
Block, Inc.
6.500%, 05/15/32 50,000 51,778
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
75,000 79,580

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 17
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
CACI International, Inc.
6.375%, 06/15/33
(a)
50,000 51,632
Capstone Borrower, Inc.
8.000%, 06/15/30
(a)
50,000 52,331
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, 06/15/29
(a)
100,000 88,277
Central Parent, Inc. / CDK Global, Inc.
7.250%, 06/15/29
(a)
75,000 64,920
Clarivate Science Holdings Corp.
4.875%, 07/01/29
(a)
50,000 47,250
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
150,000 151,429
8.250%, 06/30/32
(a)
100,000 106,142
9.000%, 09/30/29
(a)
200,000 207,256
CommScope LLC
9.500%, 12/15/31
(a)
25,000 25,879
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.000%, 11/01/29
(a)
50,000 48,295
CoreWeave , Inc.
9.000%, 02/01/31
(a)
75,000 76,871
9.250%, 06/01/30
(a)
125,000 129,093
Fortress Intermediate 3, Inc.
7.500%, 06/01/31
(a)
50,000 52,429
Gen Digital, Inc.
6.250%, 04/01/33
(a)
100,000 102,432
Imola Merger Corp.
4.750%, 05/15/29
(a)
100,000 97,320
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
100,000 95,489
4.875%, 09/15/29
(a)
50,000 49,230
5.000%, 07/15/28
(a)
50,000 49,756
5.250%, 03/15/28
(a)
100,000 99,781
6.250%, 01/15/33
(a)
50,000 51,012
7.000%, 02/15/29
(a)
50,000 51,484
McAfee Corp.
7.375%, 02/15/30
(a)
200,000 185,823
NCR Atleos Corp.
9.500%, 04/01/29
(a)
50,000 54,136
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
75,000 73,629
Open Text Corp.
3.875%, 12/01/29
(a)
50,000 47,276
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
50,000 47,391
4.125%, 12/01/31
(a)
25,000 23,140
Sabre GLBL, Inc.
10.750%, 11/15/29
(a)
79,000 76,506
Seagate Data Storage Technology Pte Ltd.
9.625%, 12/01/32
(a)
50,000 56,693
Sensata Technologies, Inc.
3.750%, 02/15/31
(a)
50,000 46,175
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
50,000 51,680
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
150,000 149,997
6.500%, 06/01/32
(a)
50,000 51,698
Corporate Bonds (continued)
Issue
Description
Principal
Amount
($) Value ($)
Twilio , Inc.
3.875%, 03/15/31 50,000 47,028
UKG, Inc.
6.875%, 02/01/31
(a)
150,000 154,811
Unisys Corp.
10.625%, 01/15/31
(a)
50,000 53,184
Total 3,119,828
Transportation Services 1.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/29
(a)
100,000 97,509
8.000%, 02/15/31
(a)
50,000 51,675
8.375%, 06/15/32
(a)
25,000 26,192
Clue Opco LLC
9.500%, 10/15/31
(a)
85,000 90,907
Rand Parent LLC
8.500%, 02/15/30
(a)
100,000 103,916
Total 370,199
Wirelines 2.9%
Bell Telephone Co. of Canada or Bell Canada
7.000%, (US 5 Year CMT T-Note +
2.363%), 09/15/55
(b)
50,000 52,227
Consolidated Communications, Inc.
6.500%, 10/01/28
(a)
50,000 50,812
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
125,000 124,727
6.000%, 01/15/30
(a)
75,000 75,911
6.750%, 05/01/29
(a)
25,000 25,252
8.625%, 03/15/31
(a)
150,000 158,419
Level 3 Financing, Inc.
4.875%, 06/15/29
(a)
25,000 23,696
6.875%, 06/30/33
(a)
100,000 101,953
TELUS Corp.
6.625%, (US 5 Year CMT T-Note +
2.769%), 10/15/55
(b)
25,000 25,755
7.000%, (US 5 Year CMT T-Note +
2.709%), 10/15/55
(b)
25,000 26,353
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.750%, 04/15/28
(a)
75,000 73,363
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
50,000 52,625
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, 10/01/31
(a)
75,000 77,751
Zayo Group Holdings, Inc.
9.250%, 03/09/30
(a),(c)
73,738 70,391
Total 939,235
Total
Corporate Bonds
(Cost $31,233,021) 31,486,282

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Active ETFs | 2025
Notes to Portfolio of Investments
Money Market Funds 3.4%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
3.980%
(d)
1,106,025 1,106,025
Total Money Market Funds
(Cost $1,106,025) 1,106,025
Total Investments in Securities
(Cost $32,339,046) 32,592,307
Other Assets & Liabilities, Net 6,025
Net Assets 32,598,332
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $27,369,539, which represents 83.96% of total net assets.
(b) Variable rate security. The interest rate show n was the current rate as of September 30, 2025.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) The rate shown is the seven-day current annualized yield at September 30, 2025.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment.
An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the
Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. High Yield ETF
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 19
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The
Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers,
LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2025:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 31,486,282 – 31,486,282
Money Market Funds 1,106,025 – – 1,106,025
Total Investments in Securities 1,106,025 31,486,282 – 32,592,307
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Active ETFs | 2025
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $101,107,980 and $32,339,046, respectively) $102,087,756 $32,592,307
Receivable for:
Interest 1,679,804 529,346
Dividends 3,929 2,551
Investments sold 265 100,052
Total assets 103,771,754 33,224,256
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 150,000 –
Investment management fees 37,063 17,696
Investments purchased – 598,216
Other accrued expenses – 10,012
Total liabilities 187,063 625,924
Net assets applicable to outstanding capital stock $103,584,691 $32,598,332
Represented by:
Paid-in capital $102,089,852 $31,694,494
Total distributable earnings (loss) 1,494,839 903,838
Total - representing net assets applicable to outstanding capital stock $103,584,691 $32,598,332
Shares outstanding 5,100,000 1,600,000
Net asset value per share $20.31 $20.37

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2025 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 21
Columbia Short
Duration High Yield
ETF
Columbia U.S. High
Yield ETF
Investment Income:
Interest $2,304,678 $1,302,148
Dividends - unaffiliated issuers 21,453 7,355
Total income 2,326,131 1,309,503
Expenses:
Investment management fees 167,375 89,231
Total expenses 167,375 89,231
Net Investment Income 2,158,756 1,220,272
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 50,389 6,088
In-kind transactions - unaffiliated issuers – 448,375
Net realized gain 50,389 454,463
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,252,516 684,362
Net change in unrealized appreciation 1,252,516 684,362
Net realized and unrealized gain 1,302,905 1,138,825
Net Increase in net assets resulting from operations $3,461,661 $2,359,097

STATEMENT OF CHANGES IN NET ASSETS
September 30, 2025
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Active ETFs | 2025
Columbia Short Duration High Yield ETF Columbia U.S. High Yield ETF
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended
March 31, 2025
(a)
Six Months Ended
September 30,
2025
(Unaudited)
Year Ended
March 31, 2025
(a)
Operations
Net investment income $2,158,756 $833,313 $1,220,272 $917,226
Net realized gain 50,389 27,274 454,463 1,533
Net change in unrealized appreciation (depreciation) 1,252,516 (272,740) 684,362 (431,101)
Net increase in net assets resulting from operations 3,461,661 587,847 2,359,097 487,658
Distributions to shareholders
Net investment income and net realized gains (1,840,635) (714,034) (1,153,306) (789,611)
Shareholder transactions
Proceeds from shares sold 75,091,502 1,998,364 19,950,882 1,010,331
Cost of shares redeemed (1,014) – (14,267,719) –
Net increase in net assets resulting from shareholder
transactions 75,090,488 1,998,364 5,683,163 1,010,331
Increase in net assets 76,711,514 1,872,177 6,888,954 708,378
Net Assets:
Net assets beginning of period 26,873,177 25,001,000
(b)
25,709,378 25,001,000
(c)
Net assets at end of period $103,584,691 $26,873,177 $32,598,332 $25,709,378
Capital stock activity
Shares outstanding, beginning of period 1,350,050 1,250,050 1,300,050 1,250,050
Shares sold 3,750,000 100,000 1,000,000 50,000
Shares redeemed (50) – (700,050) –
Shares outstanding, end of period 5,100,000 1,350,050 1,600,000 1,300,050
(a) Based on operations from September 5, 2024 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $820,784 and securities (including accrued income) of $24,179,216 were contributed on
September 4, 2024.
(c) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $224,807 and securities (including accrued income) of $24,775,193 were contributed on
September 4, 2024.

FINANCIAL HIGHLIGHTS
Columbia Short Duration High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Active ETFs | 2025 23
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Six Months
Ended
September 30,
2025
(Unaudited)
Year Ended
March 31,
2025
(a)
Per share data
Net asset value, beginning of period $19.91 $20.00
Income (loss) from investment operations:
Net investment income 0.57 0.63
Net realized and unrealized gain (loss) 0.39 (0.18)
Total from investment operations 0.96 0.45
Less distributions to shareholders:
Net investment income (0.56) (0.54)
Net realized gains – (0.00)
Total distribution to shareholders (0.56) (0.54)
Net asset value, end of period $20.31 $19.91
Total Return at NAV 4.88% 2.29%
Total Return at Market Price 4.92% 2.28%
Ratios to average net assets:
Total gross expenses
(b)
0.44% 0.44%
Total net expenses
(b)(c)
0.44% 0.44%
Net investment income 5.67% 5.56%
Supplemental data
Net assets, end of
period
(in thousands) $103,585 $26,873
Portfolio turnover 12% 9%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Active ETFs | 2025
Six Months
Ended
September 30,
2025
(Unaudited)
Year Ended
March 31,
2025
(a)
Per share data
Net asset value, beginning of period $19.78 $20.00
Income (loss) from investment operations:
Net investment income 0.63 0.71
Net realized and unrealized gain (loss) 0.58 (0.32)
Total from investment operations 1.21 0.39
Less distributions to shareholders:
Net investment income (0.62) (0.61)
Net realized gains – (0.00)
Total distribution to shareholders (0.62) (0.61)
Net asset value, end of period $20.37 $19.78
Total Return at NAV 6.25% 1.95%
Total Return at Market Price 6.08% 1.85%
Ratios to average net assets:
Total gross expenses
(b)
0.46% 0.46%
Total net expenses
(b)(c)
0.46% 0.46%
Net investment income 6.29% 6.21%
Supplemental data
Net assets, end of
period
(in thousands) $32,598 $25,709
Portfolio turnover 14% 12%
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
September 30, 2025 (Unaudited)
Active ETFs | 2025 25
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Short Duration High Yield ETF and Columbia U.S. High Yield ETF. Each Fund is non-
diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York
Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to
Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker
(CODM) for the Funds is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the
Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
26 Active ETFs | 2025
quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the
Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.
In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest.
The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The
Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Active ETFs | 2025 27
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated.
Certain Funds may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740
)

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
28 Active ETFs | 2025
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740)
Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted.
Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the
Investment Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Fund
Effective investment
management
fee rate (%)
Columbia Short Duration High Yield ETF 0.44
Columbia U.S. High Yield ETF 0.46

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Active ETFs | 2025 29
At September 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended September 30, 2025, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended September 30, 2025, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended September 30, 2025, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.,
Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Short Duration High Yield ETF 101,107,980 1,123,171 (143,395) 979,776
Columbia U.S. High Yield ETF 32,339,046 381,208 (127,947) 253,261
Fund Purchases ($)
Proceeds from
sales ($)
Columbia Short Duration High Yield ETF 8,409,263 7,972,520
Columbia U.S. High Yield ETF 5,103,147 5,378,847
Funds Contributions ($)
Columbia Short Duration High Yield ETF 72,217,279
Columbia U.S. High Yield ETF 19,400,376
Fund Cost basis ($)
Proceeds from sales
($)
Net realized
gain (loss) ($)
Columbia Short Duration High Yield ETF - - -
Columbia U.S. High Yield ETF 13,348,111 13,796,486 448,375

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
30 Active ETFs | 2025
restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the
Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the
Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23,
2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by
JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Funds had no borrowings during the six months ended September 30, 2025.
Note 8. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each
Fund’s holdings and each Fund’s NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund’s Prospectus and Statement of
Additional Information.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following period end, shareholders of Columbia U.S. High Yield ETF redeemed $6,047,634, which represented 19% of the Fund’s net assets as of September 30, 2025.
The Board of Trustees of the Funds approved a custody agreement with State Street Bank and Trust Company
(State Street). The transition of custody services to State Street is expected to be completed by December, 2026. In addition, the Board approved the engagement by the Investment Manager of State Street as sub-administrator. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street will provide certain sub-
administration services to the Funds, including fund accounting and financial reporting services.

NOTES TO FINANCIAL STATEMENTS
(continued)
September 30, 2025 (Unaudited)
Active ETFs | 2025 31
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(Unaudited)
32 Active ETFs | 2025
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Short Duration High Yield ETF and Columbia U.S. High Yield
ETF (each, a Fund, and together, the Funds). Under an investment management services agreement (each, an IMS
Agreement, and together, the IMS Agreements), the Investment Manager provides investment advice and other services to each of the Funds and other funds in the Columbia Fund family (collectively, the Columbia Funds).
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), considers renewal of each IMS Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions,
Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment
Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance
Committee in determining whether to continue each IMS Agreement.
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered such information as they, their legal counsel or the
Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each IMS Agreement.
Among other things, the information and factors considered included the following:
Information on the investment performance of the Funds relative to the performance of a group of funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
Information on the Funds’ management fees and total expenses, including information comparing the Funds’
expenses to those of a group of comparable funds, as determined by Broadridge;
Terms of each IMS Agreement;
Descriptions of various services performed by the Investment Manager under each IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
and
The profitability to the Investment Manager and its affiliates from their relationships with the Funds.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the renewal of each IMS Agreement.

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
Active ETFs | 2025 33
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment
Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services provided by The Bank of New
York Mellon (BNYM). The Board observed that the Investment Manager currently oversees the relationship with BNYM, as BNYM also provides administrative and transfer agency services to certain existing funds under substantially identical agreements. In evaluating the quality of services provided under each IMS Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of each IMS Agreement, noting that no changes were proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the IMS Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the IMS Agreements supported the continuation of each IMS Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by the Investment Manager and Broadridge collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and,
(iii) the net assets of the Funds. The Board observed that each Fund’s performance was within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under each IMS Agreement. The Board considered the unitary fee structure utilized by the Funds, observing that many of the competitors of the Funds have adopted similar unitary fee structures, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT
(continued)
(Unaudited)
34 Active ETFs | 2025
for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that each Fund’s total expense ratio was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each IMS Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment
Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and
Ameriprise Financial from managing the Columbia Funds. The Board considered that the profitability generated by the
Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment
Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The
Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each IMS Agreement.
Economies of scale
The Board considered that each IMS Agreement provides for a unitary fee level that does not include pre-established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each IMS
Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR338_03_R01_(11/25)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The
ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment
Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

2

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Chief Financial Officer and
Principal Financial Officer

Date	November 21, 2025

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	November 21, 2025